Disclosures on Financial Instruments - Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	$ (338.1)	₨ (25,583.4)	₨ (90,571.2)	₨ 106,093.1
Gain/(loss) reclassified from Hedging reserve to the income statement	(649.7)	(49,160.5)	(80,562.9)	(102,536.7)
Revenue [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	(667.6)	(50,511.8)	(79,529.5)	(118,767.0)
Raw materials, components and consumables [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement				15,674.8
Foreign exchange (gain)/loss (net) [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	2.0	147.8	(1,033.4)	555.5
Gain/(loss) reclassified of foreign currency denominated borrowings recognized in hedging reserve	15.9	1,203.5
Foreign currency derivative contracts [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(317.1)	(23,993.3)	(80,992.4)	94,016.9
Foreign currency bonds [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(8.2)	(618.3)	(9,429.1)	12,435.2
Cross-Currency Interest Rate Swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(10.8)	(818.9)	446.0	₨ (359.0)
Interest rate swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	$ (2.0)	₨ (152.9)	₨ (595.7)